Consolidated income statement - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Consolidated income statement
Net sales	€ 24,911	€ 22,202	€ 21,852
Cost of sales	(14,689)	(13,368)	(13,659)
Gross profit	10,222	8,834	8,193
Research and development expenses	(4,550)	(4,214)	(4,087)
Selling, general and administrative expenses	(3,013)	(2,792)	(2,898)
Other operating income	98	443	126
Other operating expenses	(439)	(113)	(449)
Operating profit	2,318	2,158	885
Share of results of associated companies and joint ventures	(26)	9	22
Financial income	86	43	165
Financial expenses	(194)	(284)	(329)
Profit before tax	2,184	1,926	743
Income tax benefit/(expense)	2,026	(272)	(3,256)
Profit/(loss) for the year from continuing operations	4,210	1,654	(2,513)
Profit/(loss) for the year from discontinued operations	49	(9)	(3)
Profit/(loss) for the year	4,259	1,645	(2,516)
Attributable to:
Equity holders of the parent	4,250	1,623	(2,523)
Non-controlling interests	€ 9	€ 22	€ 7
Basic
Continuing operations (in EUR per share)	€ 0.75	€ 0.29	€ (0.45)
Profit/(loss) for the year (in EUR per share)	0.76	0.29	(0.45)
Diluted
Continuing operations (in EUR per share)	0.74	0.29	(0.45)
Profit/(loss) for the year (in EUR per share)	€ 0.75	€ 0.29	€ (0.45)